Leases and Restricted Cash - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Subject to Operating Lease [Member]
Capital Lease Obligations [Line Items]
Minimum scheduled future revenues, 2013	340,300,000
Minimum scheduled future revenues, 2014	319,000,000
Minimum scheduled future revenues, 2015	313,100,000
Minimum scheduled future revenues, 2016	288,900,000
Minimum scheduled future revenues, 2017	288,000,000
Security for debt in equity method investment [Member] | Teekay Lng-Marubeni Joint Venture [Member]
Capital Lease Obligations [Line Items]
Restricted cash on deposit	30,000,000
Number of Carriers	6
Drydocking and repairs [Member]
Capital Lease Obligations [Line Items]
Restricted cash on deposit	4,100,000	2,600,000
Long-term Debt [Member]
Capital Lease Obligations [Line Items]
Restricted cash on deposit	19,000,000	16,900,000
Teekay Nakilat Corporation [Member]
Capital Lease Obligations [Line Items]
Ownership interest held by partnership	70.00%
Teekay Tangguh Borrower LLC [Member]
Capital Lease Obligations [Line Items]
Ownership interest held by partnership	99.00%
Tax indemnification	9.4	9.9
Teekay BLT Corporation [Member]
Capital Lease Obligations [Line Items]
Percentage of ownership interest held by Teekay Tangguh Borrower LLC in Teekay BLT Corporation	70.00%
Teekay Tangguh Joint Venture [Member]
Capital Lease Obligations [Line Items]
Ownership interest held by partnership	69.00%
Term of Head Lease and the Sublease	20 year
Head Lease receipts	149,000,000
Sublease payments	90,600,000
Deferred Head Lease receipts	39,100,000
Tangguh LNG Carrier [Member]
Capital Lease Obligations [Line Items]
Capital lease arrangement period	20-year
2013	39,100,000
2014	39,100,000
2015	39,100,000
2016	39,100,000
2017	39,100,000
RasGas II LNG Carriers [Member]
Capital Lease Obligations [Line Items]
Percentage of partnership's in joint ventures partner's share	30.00%
Capital lease arrangement period	30-year
Tax Indemnification	15,500,000
Tax indemnification end period	The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2041
Weighted average interest rate on lease	5.20%
Approximate capital leases future minimum payments due	977,100,000
Interest expenses included in capital lease payment obligation	505,000,000
Year of commencement of lease payments covering interest and principal portion	2024
Lease payments to cover interest expense	5 years
Number of Carriers	3
Restricted cash on deposit	475,500,000	476,100,000
Weighted-average interest rates earned on deposits	0.40%	0.30%
Suezmax Tankers [Member]
Capital Lease Obligations [Line Items]
Weighted average interest rate on lease	7.40%
Approximate capital leases future minimum payments due	190,500,000
Interest expenses included in capital lease payment obligation	25,000,000
Number of Carriers	5
Description of capital leases, vessels	During 2012, the lessor extended the term of one of the five leases and has forfeited their option to sell all five vessels to the Partnership until 2014.
Number Of vessel expected to be sold to third party	2